Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lease liabilities.
Balance as at beginning period	$ 1,887,271	$ 1,075,773
Lease addition	1,710,226	1,575,434
Accretion of lease liability	48,820	144,975
Repayment of principal and interest	(265,890)	(908,911)
Lease modification	(356,433)
Balance as at end period	$ 3,023,994	$ 1,887,271